Operating Costs and Expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Notes and other explanatory information [abstract]
Gain arising from the sale of unserviceable assets	R$ 286,000	R$ 264,434
Provisioned percenatge	R$ 11,440